Average Annual Total Returns - Investor - Vanguard 500 Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	18.25%	15.07%	13.72%	17.77%	14.56%	13.25%	11.04%	12.02%	11.42%	18.40%	15.22%	13.88%	20.79%	15.36%	13.74%